Income taxes	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Income taxes
12.	Income taxes

The Company is subject to income taxes, in accordance with the tax laws in Mexico, Spain and Jamaica.

Current income taxes – The income tax rate for the Mexican entities is 30%. With the exception of the airports of Mexicali and Tijuana located in the Border of Mexico with the United States of America, which for year 2020 will be 20%, applying the “Decreto de Estímulos Fiscales Región Fronteriza Norte” in which one third of the income tax will be applied as a credit. The tax rate for MBJA and PACKAL is 25% in Jamaica, while for DCA in Spain the tax rate is 25% and will continue in the same manner for the subsequent years.[5]

To determine deferred income taxes as of December 31, 2017, 2018 and 2019 the Company applied the applicable tax rates to temporary differences based on their estimated reversal dates in Entities of the Company.

a.

Recoverable income taxes paid on dividends – Dividends paid to Shareholderswhich are not derived from the net tax income account (CUFIN) generate current income taxes and can be credited against the taxes of the Company during the year of the dividend payment and the two subsequent years in the Mexican entities.

b.

Recoverable taxes – In the regular course of operations, the Company generates receivable balances by the overpayment of taxes payable, according to the calculation mechanism established in the Tax Law, which are recoverable through tax returns or offsetting. The main recoverable taxes are Income Tax (ISR), the Asset Tax (IMPAC) and the Value Added Tax (IVA).

The balances of recoverable taxes are comprised as follows:

	December 31, 2017		December 31, 2018		December 31, 2019
Recoverable taxes:
IMPAC	Ps.	111,987	Ps.	57,759	Ps.	39,186
ISR		21,780		40,492		98,742
IVA		30,886		28,729		35,508
Tax to cash deposits		863		343		—
Business flat tax (IETU)		3,506		3,399		1,929
Withholding taxes		26,040		22,362		43,130
Corporation taxes		3,316		66,338		71,599
Other		198		722		1,481
	Ps.	198,576	Ps.	220,144	Ps.	291,575

c.	Income Tax – Income tax expense (benefit) for the years ended December 31, 2017, 2018 and 2019 consists of the following:

	2017		2018		2019
ISR:
Current	Ps.	1,849,551	Ps.	2,117,491	Ps.	2,055,783
Deferred		(408,910)		(248,450)		(164,340)
	Ps.	1,440,641	Ps.	1,869,041	Ps.	1,891,443

d.

Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2017, 2018 and 2019 is shown below:

	%	2017		%		2018	%	2019
Income before income taxes		Ps.	6,171,722		Ps.	7,007,672		Ps.	7,346,185
Income tax by applying the weighted average statutory rate (1)	30.0%		1,851,517	30.0%		2,102,302	30.0%		2,203,856
Effects of inflation over monetary assets	(7.8)%		(478,609)	(3.9)%		(271,601)	(3.5)%		(260,249)
(Unrecognized) applied tax loss carryforwards	1.0%		62,975	0.8%		57,733	0.8%		61,953
Derecognition of deferred tax asset	1.0%		63,657	0.9%		60,115	—		—
Loss of goodwill impairment, not deductible	(0.1)%		(4,043)	—		—	—		—
Tax rate change in border area	—		—	0.3%		19,391	(0.1)%		(10,332)
Employee benefits	(0.2%)		(12,220)	(0.1%)		(603)	(0.1%)		(9,586)
Cancellation of recoverable tax on assets - undue payments	(0.1)%		(7,587)	(0.8)%		(54,444)	—		—
Other	(0.6)%		(35,049)	(0.6)%		(43,852)	(1.3)%		(94,199)
Effective tax rate	23.2%	Ps.	1,440,641	26.6%	Ps.	1,869,041	25.8%	Ps.	1,891,443

(1)

The tax rate used for the 2017, 2018 and 2019 previous reconciliations above is the average corporate tax rate, respectively payable by corporate entities in Mexico, Jamaica and Spain on taxable profits in accordance with tax laws in these jurisdictions.

e.	Assets and liabilities Deferred income tax recognized –

Deferred taxes are presented according to the origin of the operations of the individual subsidiaries of the Company as IAS - 12 Income taxes does not allow the offsetting of taxes in accordance with the following:

An entity must offset deferred tax assets with tax deferred tax liabilities if, and only if:

(a)	It has a legally enforceable right to offset before the tax authorities the amounts recognized in these items; and
(b)	deferred tax assets and deferred tax liabilities arising from a tax on profits corresponding to the same fiscal authority, which fall under:
(i)	the same company or taxable entity; or
(ii)

different companies or individuals for tax purposes that seek to either liquidate assets and current tax liabilities on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which expected to be settled or recovered significant amounts of assets or liabilities for deferred taxes.

The net deferred income tax assets are from Mexican subsidiaries:

	December 31, 2017		December 31, 2018		December 31, 2019
Deferred ISR asset (liability):
Expected credit loss	Ps.	7,209	Ps.	10,636	Ps.	10,831
Machinery and equipment		37,645		46,723		50,590
Improvements to concession assets		511,166		567,497		605,052
Airport concessions and rights to use airport facilities		4,461,211		4,592,116		4,654,502
Other acquired rights		130,776		139,268		143,596
Derivative financial instruments		(30,667)		(39,492)		82,370
Other assets		387		445		449
Tax loss carryforwards		170,990		113,257		51,304
Employee benefits		27,257		27,805		30,373
Accruals		12,966		14,024		19,877
Recoverable tax on assets		25,342		—		—
Deferred income tax asset	Ps.	5,354,282	Ps.	5,472,279	Ps.	5,648,944

The net deferred income tax liability corresponds to the subsidiaries in Jamaica:

	December 31, 2017		December 31, 2018		December 31, 2019
Deferred tax (liability) asset:
Trade receivables	Ps.	(822)	Ps.	(820)	Ps.	(1,169)
Machinery, equipment and improvements on leased assets		(103,782)		(96,496)		(76,881)
Improvements to concession assets		(2,008)		(1,905)		(1,712)
Airport concessions		(748,879)		(700,168)		(615,751)
Accruals		16,238		14,458		13,604
Deferred tax liability	Ps.	(839,253)	Ps.	(784,931)	Ps.	(681,909)

f.	Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position is comprised of the following items of the Mexican Companies:

	December 31, 2017		December 31, 2018		December 31, 2019
Tax loss carryforwards	Ps.	212,464	Ps.	235,475	Ps.	269,898
Deductible tax temporary difference		47,533		98,929		102,342
Recoverable tax on assets		225,209		—		—
	Ps.	485,206	Ps.	334,404	Ps.	372,240

The Company does not recognize deferred tax assets on tax loss carryforwards for which it is not probable to generate future taxable profits to utilize such tax losses.

As disclosed in subparagraph i. of this Note, the recoverable tax on assets expired in 2017. During 2018, the last recoverable amount of tax on assets was filed with the Mexican Tax Administration Service (SAT). Recoverable income tax from recoverable tax on assets detailed above has not been recognized.

The Company does not recognize deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries, as it has the power to control the reversal date of those temporary differences, and does not expect them to reverse in the foreseeable future.

g.

Deferred income tax from tax loss carryforwards – The Company generated tax loss carryforwards in the airports of Los Mochis, Manzanillo, and at Grupo Aeroportuario del Pacífico, S.A.B. de C.V. The Company estimates tax loss carryforwards will be recoverable in Grupo Aeroportuario del Pacífico, S.A.B. de C.V. With respect to tax legislation relating to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2026. Tax losses that can be recovered based on management’s financial projections are recognized as part of the deferred tax asset.

	December 31, 2017		December 31, 2018		December 31, 2019
Tax loss carryforwards	Ps.	1,278,180	Ps.	1,162,441	Ps.	1,070,673
Unrecognized tax loss carryforwards		(708,212)		(784,917)		(899,659)
Recognized tax loss carryforwards	Ps.	569,968	Ps.	377,524	Ps.	171,014

h.	Balances and movements of deferred taxes during the period.

	Balance as of January 1, 2017		Effects of profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	8,267	Ps.	(1,058)	Ps.	—	Ps.	—	Ps.	7,209
Machinery, equipment and improvements on leased assets		31,854		5,791		—		—		37,645
Improvements to concession assets		411,620		99,546		—		—		511,166
Airport concessions and rights to use airport facilities		4,162,475		298,736		—		—		4,461,211
Other acquired rights		118,215		12,561		—		—		130,776
Derivative financial instruments		(20,446)		(10,221)		—		—		(30,667)
Other assets		268		119		—		—		387
Tax loss carryforwards		233,965		(62,975)		—		—		170,990
Employee benefits		20,898		8,721		—		(2,362)		27,257
Accruals		9,469		3,497		—		—		12,966
Recoverable tax on assets		94,259		2,656		(71,573)		—		25,342
Total deferred tax asset	Ps.	5,070,844	Ps.	357,373	Ps.	(71,573)	Ps.	(2,362)	Ps.	5,354,282

	Balance as of January 1, 2018		Effects of profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2018
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	7,209	Ps.	3,427	Ps.	—	Ps.	—	Ps.	10,636
Machinery, equipment and improvements on leased assets		37,645		9,078		—		—		46,723
Improvements to concession assets		511,166		56,331		—		—		567,497
Airport concessions and rights to use airport facilities		4,461,211		130,905		—		—		4,592,116
Other acquired rights		130,776		8,492		—		—		139,268
Derivative financial instruments		(30,667)		(8,825)		—		—		(39,492)
Other assets		387		58		—		—		445
Tax loss carryforwards		170,990		(57,733)		—		—		113,257
Employee benefits		27,257		(5,236)		—		5,784		27,805
Accruals		12,966		1,058		—		—		14,024
Recoverable tax on assets		25,342		54,444		(79,786)		—		—
Total deferred tax asset	Ps.	5,354,282	Ps.	191,999	Ps.	(79,786)	Ps.	5,784	Ps.	5,472,279

	Balance as of January 1, 2019		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2019
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	10,636	Ps.	195	Ps.	—	Ps.	10,831
Machinery, equipment and improvements on leased assets		46,723		3,867		—		50,590
Improvements to concession assets		567,497		37,554		—		605,051
Airport concessions and rights to use airport facilities		4,592,116		62,386		—		4,654,502
Other acquired rights		139,268		4,328		—		143,596
Derivative financial instruments		(39,492)		44,931		76,931		82,370
Other assets		445		4		—		449
Tax loss carryforwards		113,257		(61,953)		—		51,304
Employee benefits		27,805		4,901		(2,333)		30,373
Accruals		14,024		5,854		—		19,878
Total deferred tax asset	Ps.	5,472,279	Ps.	102,067	Ps.	74,598	Ps.	5,648,944

	Balance as of January 1, 2017		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(10,991)	Ps.	(185)	Ps.	10,354	Ps.	(822)
Machinery, equipment and improvements on leased assets		(114,627)		5,555		5,290		(103,782)
Improvements to concession assets		(2,209)		95		106		(2,008)
Airport concessions		(835,432)		45,675		40,878		(748,879)
Accruals		16,586		398		(746)		16,238
Total deferred tax liability	Ps.	(946,673)	Ps.	51,538	Ps.	55,882	Ps.	(839,253)

	Balance as of January 1, 2018		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2018
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(822)	Ps.	5,220	Ps.	(5,218)	Ps.	(820)
Machinery, equipment and improvements on leased assets		(103,782)		6,998		288		(96,496)
Improvements to concession assets		(2,008)		97		6		(1,905)
Airport concessions		(748,879)		46,399		2,312		(700,168)
Accruals		16,238		(2,263)		483		14,458
Total deferred tax liability	Ps.	(839,253)	Ps.	56,451	Ps.	(2,129)	Ps.	(784,931)

	Balance as of January 1, 2019		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2019
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(820)	Ps.	-	Ps.	(349)	Ps.	(1,169)
Machinery, equipment and improvements on leased assets		(96,496)		(74,659)		94,274		(76,881)
Improvements to concession assets		(1,905)		97		96		(1,712)
Airport concessions		(700,168)		46,461		37,956		(615,751)
Accruals		14,458		90,374		(91,228)		13,604
Total deferred tax liability	Ps.	(784,931)	Ps.	62,273	Ps.	40,749	Ps.	(681,909)

i

As a result of the enactment of IETU law beginning in 2008, specifically with respect to the third transitory article, the Company has ten years to recover, under specific circumstances, existing IMPAC paid in previous years, which as of December 31, 2017 amounted to Ps. 250,551.  The previously mentioned article establishes the right to recover the tax on assets paid prior to the IETU law enactment date. However, to obtain a refund there are certain requirements that must be met, including: i) the tax on assets subject to recovery must have been paid over the previous ten years, ii) the ISR has to be higher than the tax on assets for the three years prior to 2008, and iii) it establishes for its recovery an annual limit of up to 10% per year over the IMPAC effectively paid.

There were several interpretations as to how an entity could recover the tax on assets paid, but to date there has been no explicit definition from the tax authorities or a precedent from any court that provides clarity as to the proper manner in which to recover such amounts. The Company’s management believed it was not probable that they would recover certain amounts and has decided not to recognize it as an asset of Ps. 225,209 as of December 31, 2017. The remaining amount of recoverable tax on assets was comprised of Ps. 16,097 (nominal value) and Ps. 9,245 of interest for the period from 2002 to 2017. As of the end of 2018 and 2019, the Company had no right to recover the recoverable taxes paid in previous years in accordance with the mentioned rules before.

As of December 31, 2017, 2018 and 2019, the recoverable tax on assets is comprised as follows:

	December 31, 2017		December 31, 2018		December 31, 2019
Recoverable tax on assets paid	Ps.	250,551	Ps.	-	Ps.	-
Unrecognized recoverable tax on assets paid		(225,209)		-		-
Recognized recoverable tax on assets	Ps.	25,342	Ps.	—	Ps.	—

As of December 31, 2019 there is no paid Tax on Assets susceptible to recoverability.